LONG-TERM DEBT - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables) - Diamond S Shipping	6 Months Ended
Jun. 30, 2019
Debt Instrument [Line Items]
Schedule of long-term debt

Long-term debt at September 30, 2019 and December 31, 2018 was comprised of the following:

	September 30,	December 31,
	2019	2018
$360 Facility	$341,250	$—
$460 Facility	262,248	315,368
$235 Facility	180,231	186,923
$75 Facility	58,125	61,875
$66 Facility	52,907	56,199
$30 LOC	—	20,323
$20 LOC	—	6,000
Total	894,761	646,688
Less: Unamortized deferred financing costs	(11,063)	(7,147)
Less: Current portion	(122,884)	(97,315)
Long-term debt, net of deferred financing costs	$760,814	$542,226

Schedule of interest rates on the debt, excluding the impact of swaps and commitment fees

Additionally, the table includes the range of interest rates on the debt, excluding the impact of swaps and commitment fees:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Effective interest rate	4.87%	4.82%	4.94%	4.63%
Range of interest rates (excluding impact of swaps and unused commitment fees)	4.53% to 5.58%	4.53% to 5.64%	4.53% to 6.06%	3.89% to 5.64%

Schedule of aggregate maturities of debt

The aggregate maturities of debt during the remaining three months of the year ending December 31, 2019, and annually for the years ending December 31 are as follows:

2019 (for the remaining three months of the year)	$30,721
2020	122,884
2021	476,781
2022	60,000
2023	96,875
Thereafter	107,500
Total	$894,761